Accounts Receivable (Details)	1 Months Ended		11 Months Ended	12 Months Ended
	Mar. 31, 2020 USD ($)	Jan. 15, 2020 USD ($)	Nov. 30, 2019 USD ($)	Dec. 31, 2021 USD ($) program	Dec. 31, 2020 USD ($) program	Jan. 15, 2020 bank
Derecognition of Financial Assets by Type of Transfer [Line Items]
Number of supplier financing programs | program				3	2
Contract assets				$ 253,500,000	$ 231,800,000
Factoring of receivables from prior facility program
Derecognition of Financial Assets by Type of Transfer [Line Items]
Agreement to sell trade receivables, maximum capacity		$ 200,000,000.0	$ 250,000,000.0	300,000,000.0
A/R sales program, number of third-party banks | bank						2
Factoring of receivables from facility program
Derecognition of Financial Assets by Type of Transfer [Line Items]
Agreement to sell trade receivables, maximum capacity	$ 300,000,000.0
Agreement term	1 year
Extension term	1 year
Notice before termination	3 months
Accounts receivable sold during period				45,800,000	119,700,000
Factoring of receivables from supplier financing program
Derecognition of Financial Assets by Type of Transfer [Line Items]
Accounts receivable sold during period				98,000,000.0	$ 65,300,000
Factoring of receivables from supplier financing program | PCI
Derecognition of Financial Assets by Type of Transfer [Line Items]
Accounts receivable sold during period				$ 21,500,000
CCS Segment Customer
Derecognition of Financial Assets by Type of Transfer [Line Items]
Number of supplier financing programs | program				1
ATS Segment Customer
Derecognition of Financial Assets by Type of Transfer [Line Items]
Number of supplier financing programs | program				2